FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4084


                       Hawaiian Tax-Free Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: March 31, 2006

                  Date of reporting period: December 31, 2005


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule
30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

                             Hawaiian Tax-Free Trust
                             Schedule of Investments
                                December 31, 2005
                                   (unaudited)
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                                                                                           Moody's/S&P
                         Principal      Security                                             Ratings
                           Amount       Description                                        (unaudited)                   Value  (a)

Municipal Bonds (98.6%):
Hawaii (92.6%):
Hawaii General Obligation Bonds (58.2%)
                                        City and County of Honolulu, Hawaii
                                        Esc to Mat -1994 Series A,
                                        Escrowed to Maturity, FGIC Insured
                     $       3,995,000  5.750%, 04/01/11                                     Aaa/NR          $        4,423,624
                               775,000  5.750%, 04/01/13                                     Aaa/AAA                    877,664


                                        City and County of Honolulu, Hawaii
                                        Prerefunded-  1993 Series A,
                                        Escrowed to Maturity, FGIC - TCRS  Insured
                             4,110,000  6.000%, 01/01/11                                     Aaa/AAA                   4,578,581
                               920,000  6.000%, 01/01/12                                     Aaa/AAA                    1,040,115


                                        City and County of Honolulu, Hawaii
                                        Refunded - 1995 Series A,
                                        Escrowed to Maturity, MBIA Insured
                             1,355,000  6.000%, 11/01/09                                     Aaa/AAA                    1,481,218
                               410,000  6.000%, 11/01/10                                     Aaa/AAA                      455,674
                               860,000  6.000%, 11/01/09                                     Aaa/AAA                      940,109
                             1,090,000  6.000%, 11/01/10                                     Aaa/AAA                    1,211,426

                                        City and County of Honolulu, Hawaii,
                                        Prerefunded Series A,
                                        Escrowed to Maturity, MBIA Insured
                               630,000  5.250%, 03/01/12                                     Aaa/AAA                      688,357

                                        City and County of Honolulu, Hawaii
                                        , Series A,
                                        FGIC Insured
                             9,970,000  7.350%, 07/01/07                                     Aaa/AAA                   10,548,958
                             3,600,000  7.350%, 07/01/08                                     Aaa/AAA                    3,943,836
                             1,715,000  6.000%, 01/01/11                                     Aaa/AAA                    1,910,527
                                 5,000  5.750%, 04/01/11                                     Aaa/AAA                        5,524
                             1,580,000  6.000%, 01/01/12                                     Aaa/AAA                    1,783,551
                             3,025,000  5.750%, 04/01/13                                     Aaa/AAA                    3,411,383

                                        City and County of Honolulu, Hawaii
                                        , Series A, FSA Insured
                             2,500,000  5.000%, 09/01/09                                    Aaa/AAA                    2,639,825

                                        City and County of Honolulu, Hawaii,
                                        Unrefunded Portion 2003-
                                        Series A, MBIA Insured
                               370,000  5.250%, 03/01/12                                     Aaa/AAA                      402,567
                             1,115,000  5.250%, 03/01/15                                     Aaa/AAA                    1,215,406
                             1,715,000  5.250%, 03/01/16                                     Aaa/AAA                    1,867,189
                             1,775,000  5.250%, 03/01/17                                     Aaa/AAA                    1,925,573
                               745,000  5.250%, 03/01/18                                     Aaa/AAA                      805,785

                                        City and County of Honolulu, Hawaii,
                                        2004- Series A, MBIA
                                        Insured, Prerefunded 07/01/14 @ 100
                             4,655,000  5.000%, 07/01/16                                     Aaa/AAA                    5,071,157

                                        City and County of Honolulu, Hawaii,
                                        2005-Series A, MBIA
                                        Insured
                             5,000,000  5.000%, 07/01/14                                     Aaa/AAA                    5,435,650
                             7,650,000  5.000%, 07/01/18                                     Aaa/AAA                    8,230,329
                             6,250,000  5.000%, 07/01/19                                     Aaa/AAA                    6,698,625

                                        City and County of Honolulu, Hawaii
                                        , Series A,
                                        Prerefunded 09/01/06 @102, FGIC Insured
                               440,000  5.625%, 09/01/14                                    Aaa/AAA                      455,409

                                        City and County of Honolulu, Hawaii
                                        , Series A,
                                        Prerefunded 09/01/11 @100, FSA Insured
                             3,500,000  5.375%, 09/01/18                                     Aaa/AAA                    3,830,155
                             2,000,000  5.125%, 09/01/20                                     Aaa/AAA                    2,163,220

                                        City and County of Honolulu, Hawaii,
                                        Prerefunded 03/01/13 @100,
                                        Series A, MBIA Insured
                             1,885,000  5.250%, 03/01/15                                     Aaa/AAA                    2,073,330
                             2,885,000  5.250%, 03/01/16                                     Aaa/AAA                    3,173,240
                             3,005,000  5.250%, 03/01/17                                     Aaa/AAA                    3,305,230
                             1,255,000  5.250%, 03/01/18                                     Aaa/AAA                    1,380,387

                                        City and County of Honolulu, Hawaii
                                        , Series B,
                                        FGIC Insured
                             7,310,000  5.500%, 10/01/11                                     Aaa/AAA                    8,047,798
                             4,490,000  5.000%, 07/01/19                                     Aaa/AAA                    4,772,017
                             1,395,000  5.000%, 07/01/20                                     Aaa/AAA                    1,482,620

                                        City and County of Honolulu, Hawaii,
                                        Series B, MBIA Insured
                             4,000,000  5.000%, 07/01/10                                     Aaa/AAA                    4,257,480
                             5,000,000  5.000%, 07/01/12                                     Aaa/AAA                    5,389,850
                             3,000,000  5.000%, 07/01/13                                     Aaa/AAA                    3,248,970

                                        City and County of Honolulu, Hawaii,
                                        Series B, MBIA Insured
                             2,930,000  5.000%, 07/01/18                                     Aaa/AAA                    3,152,270

                                        City and County of Honolulu, Hawaii
                                        , Series B,
                                        Prerefunded 07/01/09 @101, FGIC Insured
                               600,000  5.125%, 07/01/11                                     Aaa/AAA                      640,134
                             2,595,000  5.125%, 07/01/15                                     Aaa/AAA                    2,768,580

                                        City and County of Honolulu, Hawaii
                                        , Series B,
                                        Prerefunded 11/01/07 @101, FGIC Insured
                               930,000  5.000%, 11/01/13                                     Aaa/AAA                      967,293
                             1,060,000  5.000%, 11/01/14                                     Aaa/AAA                    1,102,506
                               530,000  5.000%, 11/01/16                                     Aaa/AAA                      551,253
                             1,400,000  5.000%, 11/01/17                                     Aaa/AAA                    1,456,140

                                        City and County of Honolulu, Hawaii
                                        , Series C,
                                        FGIC Insured
                             7,750,000  5.125%, 07/01/14                                     Aaa/AAA                    8,236,778
                             2,510,000  5.000%, 07/01/18                                     Aaa/AAA                    2,645,565

                                        City and County of Honolulu, Hawaii,
                                        Series C, MBIA Insured
                             6,945,000  5.000%, 07/01/19                                     Aaa/AAA                    7,443,512
                               740,000  5.000%, 07/01/18                                     Aaa/AAA                      796,136


                                        City and County of Honolulu, Hawaii,
                                        Series D, MBIA Insured
                             1,100,000  5.000%, 07/01/14                                     Aaa/AAA                    1,195,843
                             3,750,000  5.000%, 07/01/19                                     Aaa/AAA                    4,019,175
                             6,450,000  5.000%, 07/01/20                                     Aaa/AAA                    6,886,794

                                        City and County of Honolulu, Hawaii,
                                        Series F, FGIC Insured
                             5,335,000  5.250%, 07/01/20                                     Aaa/AAA                    5,822,032

                                        City and County of Honolulu, Hawaii
                                        , Water Utility
                                        Refunding and Improvement, Escrowed
                                        to Maturity, FGIC Insured
                             1,125,000  6.000%, 12/01/12                                     Aaa/AAA                    1,285,785
                             1,050,000  6.000%, 12/01/15                                     Aaa/AAA                    1,237,267

                                        County of Hawaii
                                        , Series A, FGIC Insured
                             1,700,000  5.450%, 05/01/07                                     Aaa/AAA                    1,745,934
                             3,170,000  5.500%, 05/01/08                                     Aaa/AAA                    3,323,079
                             2,500,000  5.550%, 05/01/09                                     Aaa/AAA                    2,670,625
                             4,905,000  5.600%, 05/01/11                                     Aaa/AAA                    5,390,987
                             1,000,000  5.600%, 05/01/12                                     Aaa/AAA                    1,109,750
                             1,000,000  5.600%, 05/01/13                                     Aaa/AAA                    1,119,480
                             1,465,000  5.500%, 07/15/16                                     Aaa/AAA                    1,591,151

                                        County of Hawaii
                                        , Series A, FSA Insured
                             1,000,000  5.375%, 05/15/13                                     Aaa/AAA                    1,068,810
                             1,000,000  5.400%, 05/15/15                                     Aaa/AAA                    1,068,280
                             1,000,000  5.000%, 07/15/16                                     Aaa/AAA                    1,069,800
                             2,000,000  5.000%, 07/15/17                                     Aaa/AAA                    2,131,560
                             1,470,000  5.625%, 05/15/18                                     Aaa/AAA                    1,578,824
                             1,000,000  5.000%, 07/15/18                                     Aaa/AAA                    1,062,430

                                        County of Hawaii
                                        , Series A, Prerefunded
                                         02/01/06 @ 101.5, FGIC Insured
                             1,900,000  5.000%, 02/01/11                                     Aaa/AAA                    1,930,780
                             1,970,000  5.100%, 02/01/12                                     Aaa/AAA                    2,002,052
                             2,440,000  5.200%, 02/01/16                                     Aaa/AAA                    2,479,870

                                        County of Hawaii
                                        , Series B, MBIA Insured
                             1,060,000  4.250%, 07/15/09                                     Aaa/AAA                    1,091,132

                                        County of Kauai, Hawaii,  Prerefunded
                                        08/1/11 @100, MBIA Insured
                               140,000  5.625%, 08/01/13                                     Aaa/AAA                      154,790
                               560,000  5.625%, 08/01/14                                     Aaa/AAA                      619,158
                               355,000  5.625%, 08/01/17                                     Aaa/AAA                      392,502
                               345,000  5.625%, 08/01/18                                     Aaa/AAA                      381,446
                               805,000  5.500%, 08/01/20                                     Aaa/AAA                      884,985

                                        County of Kauai, Hawaii,
                                        Unrefunded Portion, MBIA Insured
                               985,000  5.625%, 08/01/13                                     Aaa/AAA                    1,084,347
                             1,060,000  5.625%, 08/01/14                                     Aaa/AAA                    1,165,226
                               680,000  5.625%, 08/01/17                                     Aaa/AAA                      744,274
                               655,000  5.625%, 08/01/18                                     Aaa/AAA                      715,876
                             1,555,000  5.500%, 08/01/20                                     Aaa/AAA                    1,682,525

                                        County of Kauai, Hawaii,
                                        2005-Series A, FGIC Insured
                             1,560,000  5.000%, 08/01/16                                     Aaa/AAA                    1,693,349
                             2,010,000  5.000%, 08/01/17                                     Aaa/AAA                    2,171,805
                             2,060,000  5.000%, 08/01/18                                     Aaa/AAA                    2,217,343
                             1,075,000  5.000%, 08/01/19                                     Aaa/AAA                    1,152,690

                                        County of Kauai, Hawaii,
                                        Series A, Prerefunded
                                         08/01/10 @100, FGIC Insured
                             1,000,000  6.125%, 08/01/13                                     Aaa/AAA                    1,113,570
                             1,010,000  6.250%, 08/01/14                                     Aaa/AAA                    1,130,008
                             1,000,000  6.250%, 08/01/15                                     Aaa/AAA                    1,118,820
                             1,000,000  6.250%, 08/01/16                                     Aaa/AAA                    1,118,820
                             1,275,000  6.250%, 08/01/17                                     Aaa/AAA                    1,426,495

                                        County of Kauai, Hawaii
                                        Refunding Bonds, Series A,
                                        MBIA Insured
                             1,010,000  5.700%, 02/01/07                                     Aaa/AAA                    1,012,131

                                        County of Kauai, Hawaii
                                        Refunding Bonds, Series B & C,
                                        AMBAC Insured
                             1,355,000  5.900%, 08/01/08                                     Aaa/AAA                    1,440,473
                               435,000  5.900%, 08/01/08                                     Aaa/AAA                      462,440
                             1,300,000  5.950%, 08/01/10                                     Aaa/AAA                    1,436,929

                                        County of Maui, Hawaii, MBIA Insured
                             1,100,000  5.000%, 09/01/08                                     Aaa/AAA                    1,146,552

                                        County of Maui, Hawaii, MBIA Insured
                             4,000,000  5.000%, 03/01/17                                     Aaa/AAA                    4,310,280
                             2,500,000  5.000%, 03/01/18                                     Aaa/AAA                    2,684,000
                             1,105,000  5.000%, 03/01/19                                     Aaa/AAA                    1,181,963

                                        County of Maui, Hawaii
                                        , Series A,  FGIC Insured,
                                        Prerefunded 03/01/08 @101
                             1,200,000  5.125%, 03/01/14                                     Aaa/AAA                    1,256,844
                             1,050,000  5.125%, 03/01/16                                     Aaa/AAA                    1,099,738
                             2,590,000  5.250%, 03/01/18                                     Aaa/AAA                    2,719,371

                                        County of Maui, Hawaii
                                        , 2002 - Series A, MBIA Insured
                             1,105,000  5.250%, 03/01/15                                     Aaa/AAA                    1,195,301
                             1,205,000  5.250%, 03/01/16                                     Aaa/AAA                    1,302,099
                             1,000,000  5.250%, 03/01/18                                     Aaa/AAA                    1,071,500
                             1,750,000  5.250%, 03/01/19                                     Aaa/AAA                    1,870,190
                             1,000,000  5.000%, 03/01/20                                     Aaa/AAA                    1,046,810

                                        County of Maui, Hawaii
                                        , 2001 - Series A, MBIA Insured
                             1,000,000  5.500%, 03/01/18                                    NR/AAA                     1,079,830

                                        County of Maui, Hawaii
                                        , Series A, Prerefunded
                                         09/01/07 @101, FGIC Insured
                             1,130,000  5.250%, 09/01/13                                     Aaa/AAA                    1,176,805
                             1,265,000  5.250%, 09/01/15                                     Aaa/AAA                    1,317,396
                             1,335,000  5.250%, 09/01/16                                     Aaa/AAA                    1,390,296

                                        County of Maui, Hawaii, Series A,
                                        Prerefunded 03/01/08 @101,
                                        FGIC Insured
                               250,000  5.000%, 03/01/10                                     Aaa/AAA                      261,197

                                        County of Maui, Hawaii, Unrefunded
                                        Series A, FGIC Insured
                               750,000  5.000%, 03/01/10                                     Aaa/AAA                      781,042

                                        County of Maui, Hawaii
                                        , Series B, FGIC Insured
                             1,065,000  5.250%, 03/01/11                                    Aaa/AAA                    1,150,083

                                        County of Maui, Hawaii
                                        , Series B, MBIA Insured
                               825,000  5.375%, 09/01/13                                    Aaa/AAA                      909,917

                                        County of Maui, Hawaii
                                        Refunding Bonds, Series B, MBIA Insured
                             1,445,000  5.375%, 09/01/12                                     Aaa/AAA                    1,591,928

                                        County of Maui, Hawaii
                                        , Series C, FGIC Insured
                             1,020,000  5.250%, 03/01/16                                     Aaa/AAA                    1,092,053
                             1,000,000  5.250%, 03/01/17                                     Aaa/AAA                    1,069,670
                             1,250,000  5.250%, 03/01/20                                     Aaa/AAA                    1,334,675

                                        State of Hawaii
                                        , Series BW, FSA Insured
                             1,000,000  6.400%, 03/01/09                                     Aaa/AAA                    1,091,500

                                        State of Hawaii
                                        , Series BZ, FGIC Insured
                             3,700,000  6.000%, 10/01/11                                     Aaa/AAA                    4,168,753
                             3,500,000  6.000%, 10/01/12                                     Aaa/AAA                    3,989,475

                                        State of Hawaii
                                        , Series CA, FGIC Insured
                             2,000,000  5.750%, 01/01/11                                     Aaa/AAA                    2,205,320

                                        State of Hawaii
                                        , Series CC
                               590,000  5.125%, 02/01/07                                     Aa3/AA-                      601,175

                                        State of Hawaii
                                        , Series CH
                             1,000,000  4.750%, 11/01/11                                     Aa3/AA-                    1,063,110

                                        State of Hawaii
                                        , Series CH, FGIC Insured
                             5,000,000  6.000%, 11/01/07                                     Aaa/AAA                    5,233,850
                             3,390,000  6.000%, 11/01/08                                     Aaa/AAA                    3,632,656

                                        State of Hawaii
                                        , Series CI
                             1,500,000  4.700%, 11/01/07                                     Aa3/AA-                    1,535,970

                                        State of Hawaii
                                        , Series CL, FGIC Insured
                             2,305,000  6.000%, 03/01/11                                     Aaa/AAA                    2,569,937

                                        State of Hawaii
                                        , Series CM, FGIC Insured
                             3,000,000  6.500%, 12/01/15                                     Aaa/AAA                    3,649,470

                                        State of Hawaii
                                        , Series CN, FGIC Insured,
                                        Prerefunded 03/01/07 @102
                             4,000,000  5.250%, 03/01/10                                     Aaa/AAA                    4,166,920
                             4,000,000  5.250%, 03/01/13                                     Aaa/AAA                    4,166,920
                             3,000,000  5.500%, 03/01/14                                     Aaa/AAA                    3,133,620
                             7,950,000  5.250%, 03/01/15                                     Aaa/AAA                    8,281,754
                             1,000,000  5.250%, 03/01/17                                     Aaa/AAA                    1,041,730

                                        State of Hawaii, Series CP,
                                        Prerefunded to 10/01/07 @ 101, FGIC
                                         Insured
                             3,565,000  5.000%, 10/01/13                                     Aaa/AAA                    3,703,179
                             1,565,000  5.000%, 10/01/14                                     Aaa/AAA                    1,625,659
                             3,565,000  5.000%, 10/01/15                                     Aaa/AAA                    3,703,179
                             5,135,000  5.000%, 10/01/17                                     Aaa/AAA                    5,334,033

                                        State of Hawaii, Series CP, Unrefunded,
                                        FGIC Insured
                             1,435,000  5.000%, 10/01/13                                     Aaa/AAA                    1,488,884
                               630,000  5.000%, 10/01/14                                     Aaa/AAA                      653,656
                             1,435,000  5.000%, 10/01/15                                     Aaa/AAA                    1,487,894
                             2,060,000  5.000%, 10/01/17                                     Aaa/AAA                    2,132,388

                                        State of Hawaii
                                        , Series CR, MBIA Insured,
                                        Prerefunded 04/01/08 @101
                             1,000,000  5.250%, 04/01/13                                     Aaa/AAA                    1,051,440
                             5,000,000  5.000%, 04/01/16                                     Aaa/AAA                    5,230,450
                             9,600,000  5.000%, 04/01/17                                     Aaa/AAA                   10,042,464

                                        State of Hawaii
                                        , Series CS, MBIA Insured
                             5,500,000  5.000%, 04/01/09                                     Aaa/AAA                    5,774,340

                                        State of Hawaii
                                        , Series CU, MBIA Insured
                             1,250,000  5.750%, 10/01/08                                     Aaa/AAA                    1,328,825
                             1,000,000  5.750%, 10/01/09                                     Aaa/AAA                    1,083,260

                                        State of Hawaii
                                        , Series CU, Prerefunded
                                        10/01/10 @100, MBIA Insured
                             3,000,000  5.600%, 10/01/19                                     Aaa/AAA                    3,283,710

                                        State of Hawaii
                                        , Series CV, FGIC Insured
                            11,000,000  5.000%, 08/01/20                                     Aaa/AAA                   11,527,450
                             5,000,000  5.250%, 08/01/21                                     Aaa/AAA                    5,363,450
                             1,015,000  5.000%, 08/01/21                                     Aaa/AAA                    1,059,041

                                        State of Hawaii
                                        , Series CX, FSA Insured
                             2,000,000  5.250%, 02/01/12                                     Aaa/AAA                    2,173,960
                             8,725,000  5.500%, 02/01/13                                     Aaa/AAA                    9,611,722
                               500,000  5.000%, 02/01/19                                     Aaa/AAA                      524,505
                             2,500,000  5.500%, 02/01/21                                     Aaa/AAA                    2,718,575

                                        State of Hawaii
                                        , Series CY, FSA Insured
                             1,000,000  5.500%, 02/01/12                                     Aaa/AAA                    1,100,490
                             2,500,000  5.750%, 02/01/14                                     Aaa/AAA                    2,837,950
                             2,000,000  5.750%, 02/01/15                                     Aaa/AAA                    2,288,600

                                        State of Hawaii, Series CZ, Prerefunded
                                        to 07/01/12 @ 100, FSA
                                        Insured
                             1,255,000  5.250%, 07/01/16                                     Aaa/AAA                    1,373,874

                                        State of Hawaii, Series CZ, Unrefunded,
                                        FSA Insured
                             8,135,000  5.250%, 07/01/16                                     Aaa/AAA                    8,798,003

                                        State of Hawaii
                                        , Series CZ, FSA Insured
                             1,500,000  5.250%, 07/01/12                                     Aaa/AAA                    1,638,450
                             3,000,000  5.250%, 07/01/17                                     Aaa/AAA                    3,284,160
                             3,000,000  5.250%, 07/01/18                                     Aaa/AAA                    3,224,850

                                        State of Hawaii, Series DE, MBIA Insured
                             5,000,000  5.000%, 10/01/21                                     Aaa/AAA                    5,301,000

                                        State of Hawaii
                                        , Series DD, MBIA Insured
                             2,000,000  4.250%, 05/01/10                                     Aaa/AAA                    2,068,540

                                        State of Hawaii, Series DD, Prerefunded
                                        to 05/01/14 @ 100, MBIA
                                        Insured
                             2,530,000  5.000%, 05/01/18                                     Aaa/AAA                    2,757,928

                                        State of Hawaii, Series DD, Unrefunded,
                                        MBIA Insured
                             1,470,000  5.000%, 05/01/18                                     Aaa/AAA                    1,569,886

                                                                                                            ----------------------
                                                                                                                    424,851,463
                                                                                                            ----------------------
 Hawaii Revenue Bonds (34.4%)

                                        Board of Regents, University of
                                        Hawaii, University System
                                        , Series A, FGIC Insured
                             1,805,000  5.500%, 07/15/14                                     Aaa/AAA                    1,992,973
                             1,090,000  5.500%, 07/15/16                                     Aaa/AAA                    1,201,518
                             2,000,000  5.500%, 07/15/19                                     Aaa/AAA                    2,191,280
                             2,000,000  5.500%, 07/15/21                                     Aaa/AAA                    2,186,440
                             2,000,000  5.500%, 07/15/22                                     Aaa/AAA                    2,186,440
                             3,000,000  5.500%, 07/15/29                                     Aaa/AAA                    3,241,950

                                        Board of Regents, University of
                                        Hawaii, University System
                                        , Series B, FSA Insured
                             1,110,000  5.250%, 10/01/12                                     Aaa/AAA                    1,201,741
                             1,000,000  5.250%, 10/01/13                                     Aaa/AAA                    1,081,040
                             1,140,000  5.250%, 10/01/14                                     Aaa/AAA                    1,225,055
                             1,395,000  5.250%, 10/01/15                                     Aaa/AAA                    1,502,066

                                        City and County of Honolulu, Hawaii
                                        Board of Water Supply & System
                                        , FSA Insured
                               620,000  5.500%, 07/01/15                                     Aaa/AAA                      674,337
                             3,000,000  5.125%, 07/01/21                                     Aaa/AAA                    3,190,680
                             5,450,000  5.250%, 07/01/23                                     Aaa/AAA                    5,818,693

                                        City and County Board of Honolulu, Hawaii
                                        Water Supply, Series
                                        A, FGIC Insured
                               700,000  4.750%, 07/01/15                                     Aaa/AAA                      745,248

                                        City and County of Honolulu, Hawaii
                                        Board of Water Supply & System
                                        , Series A, FGIC Insured
                             1,000,000  3.000%, 07/01/11                                     Aaa/AAA                      962,450
                               600,000  4.000%, 07/01/13                                     Aaa/AAA                      610,890
                             1,365,000  4.000%, 07/01/14                                     Aaa/AAA                    1,385,639
                             2,700,000  4.750%, 07/01/16                                     Aaa/AAA                    2,860,488
                             2,805,000  4.750%, 07/01/17                                     Aaa/AAA                    2,959,275
                             2,970,000  4.750%, 07/01/18                                     Aaa/AAA                    3,122,420
                             3,095,000  4.750%, 07/01/19                                     Aaa/AAA                    3,242,508
                             3,265,000  4.750%, 07/01/20                                     Aaa/AAA                    3,408,693
                             1,230,000  5.000%, 07/01/21                                     Aaa/AAA                    1,302,349

                                        City and County of Honolulu, Hawaii
                                        Improvement District No. 261 (Halawa
                                        Business Park), Special Assessment Bonds
                               290,000  6.900%, 10/15/06                                    NR/NR(2)                      293,637

                                        City and County of Honolulu, Hawaii
                                         Wastewater Systems, FGIC Insured
                             1,395,000  5.000%, 07/01/12                                    Aaa/NR                     1,475,994

                                        City and County of Honolulu, Hawaii
                                        Wastewater Systems, Series
                                        A, FGIC Insured
                             3,950,000  5.000%, 07/01/16                                     Aaa/AAA                    4,269,042
                             1,000,000  5.000%, 07/01/17                                     Aaa/AAA                    1,075,860
                             2,825,000  5.000%, 07/01/22                                     Aaa/AAA                    2,986,760

                                        City and County of Honolulu, Hawaii
                                        Wastewater Systems,
                                        Junior Series, FGIC Insured
                             3,000,000  5.250%, 07/01/13                                     Aaa/AAA                    3,200,640
                             1,000,000  5.250%, 07/01/15                                     Aaa/AAA                    1,067,220
                             2,400,000  5.250%, 07/01/16                                     Aaa/AAA                    2,556,432
                             2,000,000  5.250%, 07/01/18                                     Aaa/AAA                    2,127,660
                             5,055,000  5.000%, 07/01/23                                     Aaa/AAA                    5,294,102

                                        City and County of Honolulu, Hawaii
                                        Wastewater Systems,
                                        Senior Series, AMBAC Insured
                             1,810,000  5.500%, 07/01/11                                     Aaa/NR                     1,985,552
                             1,065,000  5.500%, 07/01/16                                     Aaa/NR                     1,156,132
                             3,000,000  5.500%, 07/01/17                                     Aaa/NR                     3,250,530
                             2,310,000  5.500%, 07/01/18                                     Aaa/NR                     2,499,328
                             2,000,000  5.250%, 07/01/19                                     Aaa/NR                     2,144,500

                                        Department of Budget and Finance
                                        of the State of Hawaii Special
                                        Purpose (Hawaiian
                                        Electric Company, Inc.), Series A,
                                        AMBAC Insured
                             4,965,000  5.500%, 12/01/14                                     Aaa/AAA                    5,346,957

                                        Department of Budget and Finance of the
                                        State of Hawaii Special
                                        Purpose (Hawaiian
                                        Electric Company, Inc.), Series A,
                                        MBIA Insured
                             4,125,000  4.950%, 04/01/12                                     Aaa/AAA                    4,423,939

                                        Department of Budget and Finance of the
                                        State of Hawaii Special
                                        Purpose  (Hawaiian Electric Company,
                                        Inc.) Refunding Series
                                        A-AMT, FGIC Insured
                             3,000,000  4.800%, 01/01/25                                     Aaa/AAA                    3,021,780

                                        Department of Budget and Finance of
                                        the State of Hawaii Special Purpose
                                         (Hawaiian Electric
                                        Company, Inc., and Subsidiaries
                                        Projects), Series A-AMT, MBIA Insured
                             5,700,000  5.650%, 10/01/27                                     Aaa/AAA                    6,188,433

                                        Department of Budget and Finance
                                        of the State of Hawaii Special
                                        Purpose (Hawaiian
                                        Electric Company, Inc., and
                                        Subsidiaries Projects), Series B-AMT,
                                        XL Capital Insured
                             1,000,000  5.000%, 12/01/22                                     Aaa/AAA                    1,033,030

                                        Department of Budget and Finance
                                        of the State of Hawaii Special
                                        Purpose (Hawaiian
                                        Electric Company, Inc.), Series
                                        D-AMT, AMBAC Insured
                             2,500,000  6.150%, 01/01/20                                     Aaa/AAA                    2,702,325

                                        Department of Budget and Finance of the
                                        State of Hawaii (North
                                        Hawaii Community Hospital) Special
                                        Purpose , VRDO1 Enhancement
                                        LOC - First Hawaiian Bank expiring 05/26/09
                             1,675,000  3.600%, 05/01/19                                    VMIG1/Aa3                  1,675,000

                                        Department of Budget and Finance
                                        of the State of Hawaii Special
                                        Purpose (The
                                        Evangelical Lutheran Good Samaritan
                                        Society), AMBAC Insured
                               250,000  4.700%, 11/01/06                                     Aaa/AAA                      252,927

                                        Department of Budget and Finance of
                                        the State of Hawaii Special Purpose
                                        (The Queen's Health
                                        System), Series A, Prerefunded
                                        07/01/06 @ 102
                             8,625,000  6.000%, 07/01/20                                      A1/A+                     8,907,986

                                        Department of Budget and Finance
                                        of the State of Hawaii Special
                                        Purpose (The
                                        Queen's Health System), Series B,
                                        MBIA Insured
                             8,000,000  5.250%, 07/01/23                                     Aaa/AAA                    8,395,200

                                        Department of Hawaiian Home Lands
                                        (State of Hawaii)
                             1,310,000  4.150%, 07/01/08                                      A3/NR                     1,319,550
                             1,525,000  4.350%, 07/01/10                                      A3/NR                     1,559,312
                             1,245,000  4.450%, 07/01/11                                      A3/NR                     1,273,461

                                        Hawaii Community Development
                                        Authority Improvement District Special
                                        Assessment Bonds (Kakaako
                                        Community Development District 2)
                               435,000  5.500%, 07/01/06                                    NR/NR(2)                      437,710
                               465,000  5.600%, 07/01/07                                    NR/NR(2)                      467,920

                                        Housing Finance and Development
                                        Corporation (State of Hawaii) Single
                                        Family Mortgage,
                                        Series A-AMT, FNMA Insured
                             2,830,000  5.300%, 07/01/22                                     Aaa/AAA                    2,914,447
                             6,750,000  5.750%, 07/01/30                                     Aaa/AAA                    6,750,000
                             1,330,000  5.400%, 07/01/30                                     Aaa/AAA                    1,373,518

                                        Housing Finance and Development
                                        Corporation (State of Hawaii) Single
                                        Family Mortgage,
                                        Series B, FNMA Insured
                             9,350,000  5.450%, 07/01/17                                     Aaa/AAA                    9,635,923
                             6,800,000  5.300%, 07/01/28                                     Aaa/AAA                    7,018,008

                                        Housing Finance and Development
                                        Corporation (State of Hawaii) University
                                         of Hawaii Faculty Housing Project,
                                        , AMBAC Insured
                             2,125,000  5.650%, 10/01/16                                     Aaa/AAA                    2,154,665
                             4,000,000  5.700%, 10/01/25                                     Aaa/AAA                    4,056,000

                                        State of Hawaii Airport System
                                        , AMT, FGIC Insured
                             4,000,000  5.750%, 07/01/17                                     Aaa/AAA                    4,348,040
                             6,000,000  5.625%, 07/01/18                                     Aaa/AAA                    6,457,860
                             6,000,000  5.250%, 07/01/21                                     Aaa/AAA                    6,252,180

                                        State of Hawaii Airport System
                                        , AMT, Second Series,
                                         Escrowed to Maturity, MBIA Insured
                             6,455,000  6.900%, 07/01/12                                     Aaa/AAA                    7,220,111

                                        State of Hawaii Airport System
                                        , Series B-AMT, FGIC Insured
                             3,000,000  8.000%, 07/01/10                                     Aaa/AAA                    3,493,950

                                        State of Hawaii Harbor Capital
                                        Improvement, AMT,
                                        MBIA Insured
                             3,850,000  5.750%, 07/01/17                                     Aaa/AAA                    4,027,601

                                        State of Hawaii Harbor Capital
                                        Improvement, Series
                                        B-AMT, AMBAC Insured
                             3,000,000  5.500%, 07/01/19                                     Aaa/AAA                    3,223,020

                                        State of Hawaii Harbor System
                                        , Series A, FSA Insured
                             1,350,000  4.500%, 01/01/07                                     Aaa/AAA                    1,363,797
                             1,285,000  4.500%, 01/01/08                                     Aaa/AAA                    1,309,222

                                        State of Hawaii Harbor System
                                        , Series A-AMT, FSA
                                        Insured
                             2,000,000  5.750%, 07/01/17                                     Aaa/AAA                    2,160,960
                             1,500,000  5.900%, 07/01/21                                     Aaa/AAA                    1,627,305

                                        State of Hawaii Harbor System
                                        , Series B-AMT, FSA
                                        Insured
                               870,000  5.000%, 01/01/07                                     Aaa/AAA                      882,232
                             1,220,000  5.000%, 01/01/08                                     Aaa/AAA                    1,251,086
                             3,275,000  4.500%, 01/01/09                                     Aaa/AAA                    3,366,242
                             2,000,000  5.000%, 01/01/11                                     Aaa/AAA                    2,118,380

                                        State of Hawaii Highway
                             1,000,000  3.000%, 07/01/06                                     Aa3/AA                       998,160
                             1,140,000  3.000%, 07/01/07                                     Aa3/AA                     1,130,891
                             1,000,000  6.000%, 07/01/09                                     Aa3/AA                     1,086,230

                                        State of Hawaii Highway, FSA Insured
                             1,000,000  3.000%, 07/01/08                                     Aaa/AAA                      988,810
                               750,000  3.000%, 07/01/09                                     Aaa/AAA                      737,190
                             1,500,000  3.000%, 07/01/10                                     Aaa/AAA                    1,461,090
                             1,500,000  3.000%, 07/01/11                                     Aaa/AAA                    1,446,405

                                        State of Hawaii Highway, Series A,
                                        FSA Insured
                             1,000,000  5.000%, 07/01/20                                     Aaa/AAA                    1,067,720

                                        State of Hawaii Highway, FSA Insured
                               825,000  4.800%, 07/01/08                                     Aaa/AAA                      853,933

                                        State of Hawaii Highway, FSA Insured,
                                        Prerefunded 07/01/11 @100
                               250,000  5.125%, 07/01/14                                     Aaa/AAA                      267,598
                             2,720,000  5.500%, 07/01/19                                     Aaa/AAA                    2,953,566
                             1,110,000  5.500%, 07/01/20                                     Aaa/AAA                    1,205,316

                                        State of Hawaii Highway
                                        , Callable 07/01/10 @100, FSA  Insured
                                        Insured
                             2,000,000  4.500%, 07/01/10                                     Aaa/AAA                    2,087,480
                             2,000,000  4.500%, 07/01/11                                     Aaa/AAA                    2,095,020
                             5,105,000  5.000%, 07/01/12                                     Aaa/AAA                    5,503,037

                                        State of Hawaii Highway
                                        Prerefunded 07/01/11 @ 100, FSA  Insured
                               500,000  5.250%, 07/01/13                                     Aaa/AAA                      542,830
                             1,530,000  5.375%, 07/01/14                                     Aaa/AAA                    1,670,530
                             1,000,000  5.375%, 07/01/19                                     Aaa/AAA                    1,091,850
                             2,000,000  5.375%, 07/01/20                                     Aaa/AAA                    2,183,700

                                        State of Hawaii Highway
                                        , FGIC Insured,
                                        Prerefunded 07/01/06 @102
                             2,000,000  5.250%, 07/01/16                                     Aaa/AAA                    2,058,900

                                        State of Hawaii Housing & Community
                                        Development, FSA Insured
                               660,000  1.900%, 01/01/06                                     Aaa/NR                       659,972
                               910,000  2.900%, 01/01/09                                     Aaa/NR                       895,303
                               895,000  3.400%, 01/01/11                                     Aaa/NR                       890,525
                               670,000  3.450%, 07/01/11                                     Aaa/NR                       667,347
                               925,000  3.600%, 01/01/12                                     Aaa/NR                       925,490
                               960,000  3.600%, 07/01/12                                     Aaa/NR                       959,443
                             1,055,000  3.700%, 07/01/13                                     Aaa/NR                     1,054,314

                                                                                                            ----------------------
                                                                                                                    251,170,289
                                                                                                            ----------------------
 Puerto Rico (6.0%):

                                        Puerto Rico Commonwealth
                                        Aqueduct and Sewer Authority
                                        Revenue Bonds, MBIA Insured
                             2,500,000  5.000%, 07/01/15                                     Aaa/AAA                    2,558,925

                                        Puerto Rico Commonwealth Government
                                        Facilities Revenue Bonds,
                                        Series A, FSA Insured
                             1,600,000  5.250%, 07/01/19                                      NR/AAA                    1,792,720

                                        Puerto Rico Commonwealth Highway
                                         & Transportation Authority Revenue
                                        Bonds, Series J, Callable 07/01/14 @100,
                                        MBIA Insured
                             5,745,000  5.000%, 07/01/17                                     Aaa/AAA                    6,197,936

                                        Puerto Rico Commonwealth Public
                                        Finance Corp. Revenue Bonds, Series
                                         A, Prerefunded 08/01/11 @100,
                                        MBIA Insured
                             5,000,000  5.500%, 08/01/17                                     Aaa/AAA                    5,510,100

                                        Puerto Rico Commonwealth Public
                                        Improvement General Obligation Bonds,
                                        Series A, FGIC Insured
                             4,000,000  5.500%, 07/01/13                                     Aaa/AAA                    4,472,720
                             2,000,000  5.500%, 07/01/16                                     Aaa/AAA                    2,273,300

                                        Puerto Rico Commonwealth Public
                                        Improvement General Obligation
                                        Bonds, Series A, FSA Insured
                             5,000,000  5.000%, 07/01/16                                     Aaa/AAA                    5,413,000

                                        Puerto Rico Commonwealth Public
                                        Improvement General Obligation
                                        Bonds, MBIA Insured
                             1,800,000  5.250%, 07/01/13                                     Aaa/AAA                    1,928,250

                                        Puerto Rico Commonwealth Public
                                        Improvement General Obligation
                                        Bonds, Series A, MBIA Insured
                             1,000,000  5.500%, 07/01/15                                      NR/AAA                    1,131,810

                                        Puerto Rico Commonwealth Public
                                        Improvement General Obligation
                                        Bonds, Series CR, FSA Insured
                             1,060,000  5.250%, 07/01/17                                     Aaa/AAA                    1,181,084

                                        Puerto Rico Public Finance Corp.,
                                        Prerefunded to 02/01/12 @
                                        100, FNMA Collateralized
                            10,000,000  5.500%, 08/01/29                                    Aaa/BBB-                   10,993,400

                                                                                                            ----------------------
                                                                                                                       43,453,245
                                                                                                            ----------------------
                  Total Investments (Cost $693,502,715)(3) - 98.6%                                                    719,474,997
                  Other assets less liabilities - 1.4%                                                                 10,425,291
                  NET ASSETS - 100.0%                                                                           $     729,900,288
                                                                                                             ====================



                                                                Percent of
     Portfolio Distribution By Quality Rating (unaudited)        Portfolio

     Aaa of Moody's or AAA of S&P                                  96.9%

     Aa of Moody's or AA of S&P                                     1.1

     AA of Moody's or S&P                                           1.8

     Not rated (2)                                                  0.2
                                                                  ------
                                                                  100.0%
                                                                  ======

(1)Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

(2)Any securities not rated (NR) have been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

(3)See footnote b to the financial statements.

                                    PORTFOLIO ABBREVIATIONS:

        AMBAC               American Municipal Bond Assurance Corporation
        AMT                 Alternative Minimum Tax
        FGIC                Financial Guaranty Insurance Co.
        FNMA                Federal National Mortgage Association
        FSA                 Financial Securities Assurance
        LOC                 Letter of Credit
        MBIA                Municipal Bond Investors Assurance
        VRDO                Variable Rate Demand Obligation

                            See accompanying notes to
                             financial statements.

                             Hawaiian Tax-Free Trust

                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $693,502,715 amounted to $25,972,282, which consisted of aggregate gross unrealized appreciation of $27,582,119 and aggregate gross unrealized depreciation of $1,609,837.



Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 27, 2006


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	February 27, 2006